Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
Schedule of cumulative effects of the items affected by the initial application on the consolidated statement of financial position
	According to IAS 17	The change	IFRS 16
	USD thousands	USD thousands	USD thousands
Right-of-use asset	-	1,891	1,891
Other Payables	(57)	57	-
Liability in respect of IFRS 16		(2,192)	(2,192)
Other long-term liabilities	(244)	244	-